Deferred tax liability - Detailed disclosure about deferred tax liability (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Deferred tax assets and liabilities [abstract]
At February 1	£ 565	£ 664
Acquisition of subsidiary (Note 27)	1,814	0
Credited to the income statement	0	99
At January 31	£ 2,379	£ 565